Average Annual Total Returns - Aegis Value Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (index reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P SmallCap 600 Pure Value Index (index reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.83%	14.21%	9.65%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	67.07%	25.77%	22.82%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	66.27%	25.17%	22.00%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	40.46%	21.31%	19.57%